Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activites
Net Income (Loss)	$ 2,305.6	$ 2,488.1	$ 2,196.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	3,202.8	2,825.7	2,682.8
Rockport Plant, Unit 2 Lease Amortization	0.0	135.4	136.5
Deferred Income Taxes	(137.2)	107.6	196.1
Asset Impairments and Other Related Charges	48.8	11.6	0.0
Allowance for Equity Funds Used During Construction	(133.7)	(139.7)	(148.1)
Mark-to-Market of Risk Management Contracts	15.5	112.3	66.5
Amortization of Nuclear Fuel	82.9	85.3	87.5
Pension Contributions to Qualified Plan Trust	0.0	0.0	(110.3)
Property Taxes	(41.2)	(68.0)	(43.3)
Deferred Fuel Over/Under-Recovery, Net	(319.2)	(1,647.9)	(31.8)
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset	(37.0)	0.0	0.0
Gain (Loss) on Disposition of Assets	(116.3)
Change in Regulatory Assets	(46.7)	(238.9)	(337.9)
Change in Other Noncurrent Assets	(187.7)	(126.6)	(151.0)
Change in Other Noncurrent Liabilities	337.8	206.4	(54.5)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(681.7)	(119.7)	(129.3)
Fuel, Materials and Supplies	(313.9)	300.2	(142.9)
Accounts Payable	489.2	200.6	(35.3)
Accrued Taxes, Net	105.4	218.7	20.1
Rockport Plant, Unit 2 Operating Lease Payments	0.0	(147.7)	(147.7)
Other Current Assets	109.0	(151.3)	34.3
Other Current Liabilities	54.3	(212.2)	(255.5)
Net Cash Flows from Operating Activities	5,288.0	3,839.9	3,832.9
Investing Activities
Construction Expenditures	(6,671.7)	(5,659.6)	(6,246.3)
Purchases of Investment Securities	(2,784.2)	(1,955.1)	(1,678.8)
Sales of Investment Securities	2,743.8	1,901.4	1,644.3
Acquisitions of Nuclear Fuel	(100.7)	(104.5)	(69.7)
Proceeds from Sale of Property, Plant, and Equipment	218.0	118.9	(71.1)
Other Investing Activities	50.3	32.2	45.5
Net Cash Flows Used for Investing Activities	(7,751.8)	(6,433.9)	(6,233.9)
Financing Activities
Issuance of Common Stock, Net	826.5	600.5	155.0
Issuance of Long-term Debt	4,649.7	6,486.3	5,626.1
Issuance of Short-term Debt with Original Maturities Greater Than 90 Days	833.9	1,393.3	1,396.5
Change in Short-term Debt with Original Maturities Less Than 90 Days, Net	1,650.4	(487.3)	(448.4)
Retirement of Long-term Debt	(2,345.4)	(2,989.3)	(1,339.8)
Redemption of Short-term Debt with Original Maturities Greater Than 90 Days	(986.1)	(771.3)	(1,307.1)
Principal Payments for Finance Lease Obligations	(309.5)	(64.0)	(61.7)
Dividends Paid on Common Stock - Nonaffiliated	1,645.2	1,519.5	1,424.9
Redemption of Noncontrolling Interest	0.0	0.0	(100.2)
Other Financing Activities	(105.4)	(41.6)	(88.8)
Net Cash Flows from Financing Activities	2,568.9	2,607.1	2,406.7
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	105.1	13.1	5.7
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	451.4	438.3	432.6
Cash and Cash Equivalents at Beginning of Period	403.4
Cash, Cash Equivalents and Restricted Cash at End of Period	556.5	451.4	438.3
Cash and Cash Equivalents at End of Period	509.4	403.4
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	1,286.3	1,137.2	1,029.1
Net Cash Paid (Received) for Income Taxes	116.8	13.2	(49.1)
Construction Expenditures Included in Current Liabilities as of December 31,	1,258.9	1,180.4	975.4
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0.0	0.0	33.4
North Central Wind Energy Facilities
Investing Activities
Acquisition of Assets	(1,207.3)	(652.8)	0.0
Dry Lake Solar Project [Member]
Investing Activities
Acquisition of Assets	0.0	(114.4)	0.0
Kentucky Power Co [Member]
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Asset Impairments and Other Related Charges	363.3	0.0	0.0
Flat Ridge II
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Equity Method Investment, Other than Temporary Impairment	188.0	0.0	0.0
Mineral Rights
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Gain (Loss) on Disposition of Assets	(116.3)	0.0	0.0
AEP Texas Inc. [Member]
Operating Activites
Net Income (Loss)	307.9	289.8	241.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	452.4	387.0	529.8
Deferred Income Taxes	42.2	43.0	(15.2)
Allowance for Equity Funds Used During Construction	(19.7)	(21.5)	(19.4)
Pension Contributions to Qualified Plan Trust	0.0	0.0	(11.3)
Change in Other Noncurrent Assets	(36.2)	(78.2)	(74.0)
Change in Other Noncurrent Liabilities	57.6	26.4	(24.7)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(45.0)	(21.6)	9.8
Fuel, Materials and Supplies	(64.9)	(3.9)	(7.4)
Accounts Payable	25.0	8.9	30.2
Accrued Taxes, Net	14.8	7.0	42.7
Other Current Assets	2.2	(0.9)	0.8
Other Current Liabilities	(4.4)	(39.4)	(88.1)
Net Cash Flows from Operating Activities	731.9	596.6	614.2
Investing Activities
Construction Expenditures	(1,305.0)	(1,033.3)	(1,295.0)
Change in Advances to Affiliates, Net	0.0	0.2	200.1
Other Investing Activities	35.1	32.3	29.5
Net Cash Flows Used for Investing Activities	(1,269.9)	(1,000.8)	(1,065.4)
Financing Activities
Capital Contributions from Member	4.3	96.0	0.0
Issuance of Long-term Debt	1,188.6	444.2	652.7
Change in Advances from Affiliates, Net	69.6	(40.2)	67.1
Retirement of Long-term Debt	(716.0)	(88.7)	(392.1)
Principal Payments for Finance Lease Obligations	(6.8)	(6.7)	(6.3)
Other Financing Activities	0.6	1.3	0.8
Net Cash Flows from Financing Activities	540.3	405.9	322.2
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	2.3	1.7	(129.0)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	30.5	28.8	157.8
Cash and Cash Equivalents at Beginning of Period	0.1
Cash, Cash Equivalents and Restricted Cash at End of Period	32.8	30.5	28.8
Cash and Cash Equivalents at End of Period	0.1	0.1
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	198.9	168.9	153.2
Net Cash Paid (Received) for Income Taxes	11.0	5.7	(42.9)
Noncash Acquisitions Under Finance Leases	6.1	4.4	5.6
Construction Expenditures Included in Current Liabilities as of December 31,	235.4	230.0	177.8
AEP Transmission Co [Member]
Operating Activites
Net Income (Loss)	594.2	591.7	423.4
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	346.2	297.3	249.0
Deferred Income Taxes	62.3	68.5	81.6
Allowance for Equity Funds Used During Construction	(70.7)	(67.2)	(74.0)
Property Taxes	(20.9)	(25.6)	(26.6)
Change in Other Noncurrent Assets	(7.4)	7.5	(8.2)
Change in Other Noncurrent Liabilities	68.7	3.7	8.3
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(46.3)	(16.0)	(19.0)
Fuel, Materials and Supplies	(1.4)	(0.8)	5.3
Accounts Payable	18.5	(2.2)	77.8
Accrued Taxes, Net	50.2	67.2	62.7
Other Current Assets	(1.1)	6.0	5.4
Other Current Liabilities	3.0	(4.4)	(14.5)
Net Cash Flows from Operating Activities	995.3	925.7	771.2
Investing Activities
Construction Expenditures	(1,458.5)	(1,424.8)	(1,615.9)
Change in Advances to Affiliates, Net	22.8	81.9	(23.7)
Acquisition of Assets	(9.8)	(17.9)	(6.0)
Other Investing Activities	6.3	1.8	5.2
Net Cash Flows Used for Investing Activities	(1,439.2)	(1,359.0)	(1,640.4)
Financing Activities
Capital Contributions from Member	72.7	184.0	335.0
Issuance of Long-term Debt	540.8	443.7	519.5
Change in Advances from Affiliates, Net	104.4	(31.9)	19.7
Retirement of Long-term Debt	(104.0)	(50.0)	0.0
Principal Payments for Finance Lease Obligations	0.0	0.0
Dividends Paid on Common Stock	(170.0)	(112.5)	(5.0)
Net Cash Flows from Financing Activities	443.9	433.3	869.2
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	0.0	0.0	0.0
Cash and Cash Equivalents at Beginning of Period	0.0	0.0	0.0
Cash and Cash Equivalents at End of Period	0.0	0.0	0.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	158.8	132.9	119.7
Net Cash Paid (Received) for Income Taxes	95.5	65.7	22.9
Construction Expenditures Included in Current Liabilities as of December 31,	320.7	358.7	311.9
Noncash Distribution of Radial Assets to Member	0.0	0.0	(50.0)
Appalachian Power Co [Member]
Operating Activites
Net Income (Loss)	394.2	348.9	369.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	575.9	546.2	507.5
Deferred Income Taxes	79.6	15.0	(26.2)
Asset Impairments and Other Related Charges	24.9	0.0	0.0
Allowance for Equity Funds Used During Construction	(11.7)	(15.6)	(14.6)
Mark-to-Market of Risk Management Contracts	(24.4)	(22.3)	18.8
Pension Contributions to Qualified Plan Trust	0.0	0.0	(7.0)
Deferred Fuel Over/Under-Recovery, Net	(501.8)	(196.0)	37.2
Establishment of 2017-2019 Virginia Triennial Review Regulatory Asset	(37.0)	0.0	0.0
Re-Establishment of Regulatory Asset - Coal Fired Generation	0.0	0.0	(49.0)
Change in Other Noncurrent Assets	(75.2)	(68.8)	(40.4)
Change in Other Noncurrent Liabilities	31.4	35.6	11.2
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(8.5)	(53.3)	(30.2)
Fuel, Materials and Supplies	(113.5)	116.1	(38.2)
Increase (Decrease) in Margin Deposits Outstanding	64.4	(70.0)	2.8
Accounts Payable	190.1	36.8	(48.1)
Accrued Taxes, Net	6.7	(16.2)	31.3
Other Current Assets	0.2	(2.4)	15.5
Other Current Liabilities	5.9	(42.3)	(28.3)
Net Cash Flows from Operating Activities	601.2	611.7	712.0
Investing Activities
Construction Expenditures	(1,048.6)	(841.6)	(767.4)
Change in Advances to Affiliates, Net	1.0	0.6	0.7
Other Investing Activities	42.4	14.5	8.8
Net Cash Flows Used for Investing Activities	(1,005.2)	(826.5)	(757.9)
Financing Activities
Issuance of Long-term Debt	698.0	494.0	606.9
Change in Advances from Affiliates, Net	(17.1)	180.7	(218.1)
Retirement of Long-term Debt	(230.4)	(393.0)	(140.3)
Principal Payments for Finance Lease Obligations	(7.9)	(7.7)	(7.4)
Dividends Paid on Common Stock	(37.5)	(62.5)	(200.0)
Other Financing Activities	0.7	0.7	0.7
Net Cash Flows from Financing Activities	405.8	212.2	41.8
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	1.8	(2.6)	(4.1)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	20.1	22.7	26.8
Cash and Cash Equivalents at Beginning of Period	2.5
Cash, Cash Equivalents and Restricted Cash at End of Period	21.9	20.1	22.7
Cash and Cash Equivalents at End of Period	7.5	2.5
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	215.1	207.5	207.1
Net Cash Paid (Received) for Income Taxes	(88.6)	32.8	0.0
Noncash Acquisitions Under Finance Leases	1.6	1.7	7.2
Construction Expenditures Included in Current Liabilities as of December 31,	164.6	139.1	105.6
Indiana Michigan Power Co [Member]
Operating Activites
Net Income (Loss)	324.7	279.8	284.8
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	527.2	446.0	411.6
Rockport Plant, Unit 2 Operating Lease Amortization	0.0	62.4	69.2
Deferred Income Taxes	(45.1)	(38.0)	(16.2)
Amortization (Deferral) of Incremental Nuclear Refueling Outage Expenses, Net	(49.2)	7.5	24.4
Allowance for Equity Funds Used During Construction	(9.8)	(12.8)	(11.5)
Mark-to-Market of Risk Management Contracts	(16.9)	5.2	5.9
Amortization of Nuclear Fuel	82.9	85.3	87.5
Pension Contributions to Qualified Plan Trust	0.0	0.0	(6.4)
Deferred Fuel Over/Under-Recovery, Net	(42.2)	(20.2)	12.4
Change in Other Noncurrent Assets	(47.3)	(54.1)	6.1
Change in Other Noncurrent Liabilities	62.4	7.5	45.0
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(82.7)	(22.3)	14.5
Fuel, Materials and Supplies	(2.6)	30.1	(34.7)
Accounts Payable	37.3	42.3	(10.8)
Accrued Taxes, Net	9.4	1.6	(20.2)
Rockport Plant, Unit 2 Operating Lease Payments	0.0	(73.9)	(73.9)
Other Current Assets	19.5	(15.2)	14.3
Other Current Liabilities	(46.9)	2.5	(25.7)
Net Cash Flows from Operating Activities	720.7	733.7	776.3
Investing Activities
Construction Expenditures	(557.8)	(500.9)	(544.7)
Change in Advances to Affiliates, Net	(1.5)	(8.2)	(0.1)
Purchases of Investment Securities	(2,765.4)	(1,928.2)	(1,637.2)
Sales of Investment Securities	2,713.6	1,886.4	1,593.4
Acquisitions of Nuclear Fuel	(100.7)	(104.5)	(69.7)
Other Investing Activities	10.3	22.3	9.4
Net Cash Flows Used for Investing Activities	(701.5)	(633.1)	(648.9)
Financing Activities
Capital Contributions from Member	7.9	0.0	0.0
Issuance of Long-term Debt	142.7	546.7	69.5
Change in Advances from Affiliates, Net	156.6	(9.7)	(11.4)
Retirement of Long-term Debt	(83.4)	(383.5)	(93.2)
Principal Payments for Finance Lease Obligations	(130.7)	(6.8)	(6.5)
Dividends Paid on Common Stock	(110.0)	(250.0)	(85.0)
Other Financing Activities	0.6	0.7	0.5
Net Cash Flows from Financing Activities	(16.3)	(102.6)	(126.1)
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect	2.9	(2.0)	1.3
Cash and Cash Equivalents at Beginning of Period	1.3	3.3	2.0
Cash and Cash Equivalents at End of Period	4.2	1.3	3.3
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	120.9	110.9	107.6
Net Cash Paid (Received) for Income Taxes	10.1	29.3	42.1
Noncash Acquisitions Under Finance Leases	2.2	132.3	3.0
Construction Expenditures Included in Current Liabilities as of December 31,	71.9	87.8	62.8
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0.0	0.0	33.4
Ohio Power Co [Member]
Operating Activites
Net Income (Loss)	287.8	253.6	271.4
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	294.3	303.3	276.6
Deferred Income Taxes	71.5	30.7	77.2
Allowance for Equity Funds Used During Construction	(13.9)	(10.8)	(12.5)
Mark-to-Market of Risk Management Contracts	(52.8)	(17.8)	6.7
Property Taxes	(20.0)	(35.3)	(16.6)
Change in Regulatory Assets	30.4	38.3	(69.4)
Change in Other Noncurrent Assets	(87.1)	(40.7)	(49.4)
Change in Other Noncurrent Liabilities	91.1	6.9	(66.4)
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(83.7)	(11.8)	4.2
Fuel, Materials and Supplies	(23.4)	(2.5)	(23.9)
Accounts Payable	112.7	19.1	10.3
Accrued Taxes, Net	27.8	78.2	43.3
Other Current Assets	11.2	(15.7)	1.9
Other Current Liabilities	40.2	(19.9)	(42.5)
Net Cash Flows from Operating Activities	686.1	575.6	410.9
Investing Activities
Construction Expenditures	(872.4)	(732.8)	(813.2)
Change in Advances to Affiliates, Net	42.0	(42.0)	0.0
Other Investing Activities	27.9	21.5	22.2
Net Cash Flows Used for Investing Activities	(802.5)	(753.3)	(791.0)
Financing Activities
Capital Contributions from Member	1.0	0.0	0.0
Return of Capital to Parent Cash Flows	(2.0)	0.0	0.0
Issuance of Long-term Debt	0.0	1,037.1	347.0
Change in Advances from Affiliates, Net	172.9	(259.2)	128.2
Retirement of Long-term Debt	(0.1)	(500.1)	(0.1)
Principal Payments for Finance Lease Obligations	(4.9)	(4.9)	(4.7)
Dividends Paid on Common Stock	(45.0)	(100.0)	(87.5)
Other Financing Activities	1.1	0.4	0.9
Net Cash Flows from Financing Activities	123.0	173.3	383.8
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	6.6	(4.4)	3.7
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	3.0	7.4	3.7
Cash and Cash Equivalents at Beginning of Period	3.0
Cash, Cash Equivalents and Restricted Cash at End of Period	9.6	3.0	7.4
Cash and Cash Equivalents at End of Period	9.6	3.0
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	113.4	119.5	111.2
Net Cash Paid (Received) for Income Taxes	(19.7)	(7.9)	(26.9)
Noncash Acquisitions Under Finance Leases	3.0	2.5	6.1
Construction Expenditures Included in Current Liabilities as of December 31,	109.7	97.1	76.7
Public Service Co Of Oklahoma [Member]
Operating Activites
Net Income (Loss)	167.6	141.1	123.0
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	230.1	196.6	173.5
Deferred Income Taxes	(59.4)	113.9	17.0
Allowance for Equity Funds Used During Construction	(1.5)	(2.4)	(4.0)
Mark-to-Market of Risk Management Contracts	(13.7)	1.9	5.5
Deferred Fuel Over/Under-Recovery, Net	442.4	(843.8)	(94.0)
Change in Other Noncurrent Assets	(35.4)	(18.3)	(17.9)
Change in Other Noncurrent Liabilities	29.9	4.4	1.6
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(46.0)	(28.7)	1.4
Fuel, Materials and Supplies	(51.1)	1.4	(14.1)
Accounts Payable	57.5	34.2	(29.5)
Accrued Taxes, Net	3.2	(6.5)	3.6
Other Current Assets	(6.3)	(6.3)	4.6
Other Current Liabilities	30.4	(20.8)	(13.7)
Net Cash Flows from Operating Activities	747.7	(433.3)	157.0
Investing Activities
Construction Expenditures	(447.0)	(332.1)	(337.9)
Change in Advances to Affiliates, Net	0.0	0.0	38.8
Acquisition of Assets	549.3	297.0	0.0
Other Investing Activities	4.3	2.4	4.0
Net Cash Flows Used for Investing Activities	(992.0)	(626.7)	(295.1)
Financing Activities
Capital Contributions from Member	3.6	625.0	0.0
Issuance of Long-term Debt	499.7	1,290.0	0.0
Change in Advances from Affiliates, Net	291.9	(83.1)	155.4
Retirement of Long-term Debt	(500.5)	(750.5)	(13.2)
Principal Payments for Finance Lease Obligations	(3.2)	(3.2)	(3.5)
Dividends Paid on Common Stock	(45.0)	(20.0)	0.0
Other Financing Activities	0.5	0.5	0.5
Net Cash Flows from Financing Activities	247.0	1,058.7	139.2
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	2.7	(1.3)	1.1
Cash and Cash Equivalents at Beginning of Period	1.3	2.6	1.5
Cash and Cash Equivalents at End of Period	4.0	1.3	2.6
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	79.7	57.0	59.1
Net Cash Paid (Received) for Income Taxes	(12.5)	(102.9)	(11.8)
Noncash Acquisitions Under Finance Leases	2.8	3.6	3.2
Construction Expenditures Included in Current Liabilities as of December 31,	69.8	56.8	35.5
Noncash Contribution of Radial Assets from Parent	0.0	0.0	50.0
Southwestern Electric Power Co [Member]
Operating Activites
Net Income (Loss)	294.3	242.1	183.7
Adjustments to Reconcile Net Income to Net Cash Flows from (Used for) Operating Activities:
Depreciation and Amortization	324.8	295.0	272.7
Deferred Income Taxes	9.4	16.6	32.4
Asset Impairments and Other Related Charges	0.0	11.6	0.0
Allowance for Equity Funds Used During Construction	(4.9)	(7.0)	(7.7)
Mark-to-Market of Risk Management Contracts	(6.2)	(7.3)	(0.1)
Pension Contributions to Qualified Plan Trust	0.0	0.0	(8.9)
Deferred Fuel Over/Under-Recovery, Net	(86.4)	(546.4)	26.3
Change in Regulatory Assets	7.6	(95.6)	(108.4)
Change in Other Noncurrent Assets	42.9	41.9	16.1
Change in Other Noncurrent Liabilities	18.3	(1.1)	25.2
Changes in Certain Components of Working Capital:
Accounts Receivable, Net	(28.2)	(21.5)	7.3
Fuel, Materials and Supplies	(9.3)	126.5	(46.4)
Accounts Payable	34.1	22.0	11.1
Accrued Taxes, Net	9.8	15.4	(23.1)
Other Current Assets	(9.8)	(3.6)	(2.8)
Other Current Liabilities	(9.8)	8.2	(21.1)
Net Cash Flows from Operating Activities	586.6	96.8	356.3
Investing Activities
Construction Expenditures	(586.4)	(414.6)	(402.7)
Change in Advances to Affiliates, Net	153.8	(153.8)	0.0
Other Investing Activities	5.5	3.5	10.1
Net Cash Flows Used for Investing Activities	(1,085.1)	(920.7)	(392.6)
Financing Activities
Capital Contributions from Member	350.0	280.0	0.0
Issuance of Long-term Debt	0.0	1,137.6	0.0
Change in Short-term Debt with Original Maturities Less Than 90 Days, Net	0.0	(35.0)	16.7
Change in Advances from Affiliates, Net	310.7	(124.6)	64.7
Retirement of Long-term Debt	(6.2)	(381.2)	(21.2)
Principal Payments for Finance Lease Obligations	(10.8)	(10.9)	(10.9)
Dividends Paid on Common Stock	(105.0)	0.0	0.0
Dividends Paid on Common Stock - Nonaffiliated	3.4	4.8	1.9
Other Financing Activities	0.4	0.8	0.5
Net Cash Flows from Financing Activities	535.7	861.9	47.9
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash	37.2	38.0	11.6
Cash and Cash Equivalents at Beginning of Period	51.2	13.2	1.6
Cash and Cash Equivalents at End of Period	88.4	51.2	13.2
Supplementary Information
Cash Paid for Interest, Net of Capitalized Amounts	131.2	116.5	110.7
Net Cash Paid (Received) for Income Taxes	(29.1)	(28.8)	4.3
Noncash Acquisitions Under Finance Leases	3.6	4.8	8.9
Construction Expenditures Included in Current Liabilities as of December 31,	105.6	69.0	46.0
Southwestern Electric Power Co [Member] | North Central Wind Energy Facilities
Investing Activities
Acquisition of Assets	$ (658.0)	$ (355.8)	$ 0.0